Intangible Assets - Summary of Components of Related Amortization Expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2021	$ 7,218
2022	7,218
2023	7,218
2024	7,218
2025	7,218
Thereafter	80,499
Total	$ 116,589